INCOME TAXES - ADDITIONAL INFORMATION (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	May 22, 2018	Jan. 01, 2018	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 31, 2019
Income Tax Contingency [Line Items]
Investment tax credit, solar property, percentage										30.00%	30.00%
Deferred employer portion of OASDI				$ 3,100
Deferred tax assets, operating loss carryforwards, domestic, refundable and receivables				22,800	$ 22,800
Federal net operating losses				24,091	24,173
Tax credit carryforward				$ 195,200	154,200
Net operating losses, life				20 years
Valuation allowance				$ 17,600	$ 4,000
Federal statutory rate		21.00%	35.00%	21.00%	21.00%	24.50%
Tax cuts and jobs act, income tax expense (benefit)					$ (59,600)
Change in tax rate, deferred tax liability, provisional income tax (expense) benefit						$ 228,400
Change in tax rate, deferred income taxes						164,300
Change in tax rate, provisional income tax expense (benefit)						64,100
Initial revaluation of excess deferred income taxes	$ 20,100
Overcollection of taxes	9,000
Deferred income tax expense (benefit), remeasurement						14,300
Amortization of excess deferred income taxes						1,800
Revaluation of deferred income taxes not included in base rates						880
Regulatory liability, excess deferred income taxes				$ 195,000
March 2018 BGSS/CIP Filing
Income Tax Contingency [Line Items]
Approved customer refunds	$ 31,000
Forecast
Income Tax Contingency [Line Items]
Investment tax credit, solar property, percentage							10.00%	22.00%	26.00%
Clean Energy Ventures
Income Tax Contingency [Line Items]
Federal net operating losses				24,100
Natural Gas Distribution
Income Tax Contingency [Line Items]
Tax credit carryforward				898	2,000
Income tax expense (benefit) provision						$ 17,000
Domestic Tax Authority
Income Tax Contingency [Line Items]
Net operating losses				134,000	134,000
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Net operating losses				$ 487,700	$ 340,000
State and Local Jurisdiction | Minimum
Income Tax Contingency [Line Items]
Net operating losses, life				7 years
State and Local Jurisdiction | Maximum
Income Tax Contingency [Line Items]
Net operating losses, life				20 years